Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin U.S. Equity Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:

I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE Europe ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE Japan Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE South Korea ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE Switzerland ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE United Kingdom ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE Brazil ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE China ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE India ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE Mexico ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE Eurozone ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE Taiwan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE Australia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE Canada ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE Germany ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE Hong Kong ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Franklin FTSE Saudi Arabia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED ON SCHEDULE A
Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its corresponding Underlying Index.
Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status under such circumstances.
Each Summary Prospectus and Prospectus is amended as follows:
I.	The following is added at the end of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
II.	The following is added to the “Principal Risks” section of each Fund’s Summary Prospectus and Prospectus:
Non‑Diversification In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024